Net Loss Per Share (Tables)	6 Months Ended
Mar. 31, 2024
Net Loss Per Share [Abstract]
Schedule of Net Income (Loss) Per Share Per Common Share of Basic and Diluted

those securities. Inclusion of those securities under the if-converted method increases both the net loss for the period and the number of shares used in the per share computation and is dilutive to the Company’s net loss per share.

	Three months ended March 31,
	2024		2023
	Class A	Class B	Common Stock
Basic net loss per share:
Numerator:
Allocation of net loss	$(1,612)	$(141)	$(13,142)
Deemed dividend from warrant price adjustment	(608)	(53)	—
Net loss available to common stockholders	(2,220)	(194)	(13,142)
Denominator:
Weighted-average shares outstanding	25,791,094	2,254,901	14,025,304
Basic net loss per share	$(0.09)	$(0.09)	$(0.94)

Diluted net loss per share:
Numerator:
Net loss available to common stockholders	$(2,220)	$(194)	$(13,142)
Change in fair value of PIPE make-whole liability	(3,068)	(268)	—
Change in fair value of liability-classified warrants	(483)	(42)	—
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(504)	—	—
Reallocation of net loss	—	19	—
Allocation of net loss	(6,275)	(485)	(13,142)

Denominator:
Number of shares used in basic earnings per share calculation	25,791,094	2,254,901	14,025,304
Shares issuable in satisfaction of PIPE make-whole liability	1,052,030	—	—
Shares issuable under liability-classified warrants	101,228	—	—
Conversion of Class B to Class A Common Stock	2,254,901	—	—
Number of shares used in per share computation	29,199,253	2,254,901	14,025,304
Diluted net loss per share	$(0.21)	$(0.21)	$(0.94)

	Six months ended March 31,
	2024		2023
	Class A	Class B	Common Stock
Basic net loss per share:
Numerator:
Allocation of net loss	$(742)	$(76)	$(22,532)
Deemed dividend from warrant price adjustment	(600)	(61)	—
Net loss available to common stockholders	$(1,342)	$(137)	$(22,532)
Denominator:
Weighted-average shares outstanding	22,004,134	2,254,901	13,189,879
Basic net loss per share	$(0.06)	$(0.06)	$(1.71)

Diluted net loss per share:
Numerator:
Net loss available to common stockholders	$(1,342)	$(137)	$(22,532)
Change in fair value of PIPE make-whole liability	(392)	(40)	—
Change in fair value of liability-classified warrants	(476)	(49)	—
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(226)	—	—
Reallocation of net loss	—	6	—
Allocation of net loss	$(2,436)	$(220)	$(22,532)

Denominator:
Number of shares used in basic earnings per share calculation	22,004,134	2,254,901	13,189,879
Shares issuable in satisfaction of PIPE make-whole liability	580,628
Shares issuable under liability-classified warrants	74,906
Conversion of Class B to Class A Common Stock	2,254,901	—	—
Number of shares used in per share computation	24,914,569	2,254,901	13,189,879
Diluted net loss per share	$(0.10)	$(0.10)	$(1.71)

Schedule of Dilutive Securities not Included in Net Income (Loss) Per Share Common Share
	Six months ended March 31,
	2024	2023
Public Warrants and Private Warrants	9,000,000	—
Earnout shares	3,500,000	—
RSUs	4,078,559	10,984,241
Stock options	4,522,529	6,400,758
Convertible preferred stock (on an as-converted basis)	—	2,254,901
Common stock warrants	—	400,000
Convertible notes	—	131,072
	21,101,088	20,170,972